Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jul. 25, 2017	Jun. 12, 2017	Dec. 31, 2016
Debt
Long-term debt, less current portion	$ 7,777,445			$ 7,863,085
Current portion of long-term debt	599,114			77
Total	$ 8,376,559			7,863,162
7.500% Senior Secured Notes due 2019
Debt
Stated interest rate (as a percent)	7.50%
5.500% Senior Secured Notes due 2020
Debt
Stated interest rate (as a percent)	5.50%
Senior Notes
Debt
Long-term debt, less current portion	$ 5,915,204			6,507,004
Total	5,915,204			6,507,004
Senior Notes | 6.250% Senior Secured Notes due 2022
Debt
Long-term debt, less current portion	1,470,075			1,472,150
Total	$ 1,470,075			$ 1,472,150
Stated interest rate (as a percent)	6.25%			6.25%
Senior Notes | 6.500% Senior Secured Notes due 2025
Debt
Long-term debt, less current portion	$ 1,086,913			$ 1,085,537
Total	$ 1,086,913			$ 1,085,537
Stated interest rate (as a percent)	6.50%			6.50%
Senior Notes | 4.750% Senior Secured Notes due 2023
Debt
Long-term debt, less current portion	$ 1,008,601			$ 884,917
Total	$ 1,008,601			$ 884,917
Stated interest rate (as a percent)	4.75%			4.75%
Senior Notes | 4.125% Senior Secured Notes due 2020
Debt
Long-term debt, less current portion	$ 833,655			$ 730,465
Total	$ 833,655			$ 730,465
Stated interest rate (as a percent)	4.125%			4.125%
Senior Notes | 5.625% Senior Secured Notes due 2020
Debt
Long-term debt, less current portion	$ 595,767			$ 593,954
Total	$ 595,767			$ 593,954
Stated interest rate (as a percent)	5.625%			5.625%
Senior Notes | 4.750% Senior Secured Notes due 2020
Debt
Long-term debt, less current portion	$ 585,171			$ 509,050
Total	$ 585,171			$ 509,050
Stated interest rate (as a percent)	4.75%			4.75%
Senior Notes | 7.500% Senior Secured Notes due 2019
Debt
Long-term debt, less current portion	$ 148,231			$ 521,894
Total	$ 148,231			$ 521,894
Stated interest rate (as a percent)	7.50%		7.50%	7.50%
Senior Notes | 5.500% Senior Secured Notes due 2020
Debt
Long-term debt, less current portion	$ 125,709			$ 126,294
Total	$ 125,709			$ 126,294
Stated interest rate (as a percent)	5.50%			5.50%
Senior Notes | 5.350% Senior Secured Notes due 2023
Debt
Long-term debt, less current portion	$ 61,082			$ 61,187
Total	$ 61,082			$ 61,187
Stated interest rate (as a percent)	5.35%			5.35%
Senior Notes | 6.625% Senior Secured Notes due 2018
Debt
Long-term debt, less current portion	$ 0			$ 521,556
Current portion of long-term debt	599,114			0
Total	$ 599,114			$ 521,556
Stated interest rate (as a percent)	6.625%	6.625%		6.625%
Term loan | Term Loan Facility due 2023
Debt
Long-term debt, less current portion	$ 1,785,361			$ 0
Total	1,785,361
Term loan | Term Loan Facilities due 2019
Debt
Long-term debt, less current portion	0			839,552
Total				839,552
Revolving Credit Facilities due 2021 | Revolving Credit Facilities due 2021
Debt
Long-term debt, less current portion	76,880			516,529
Total	76,880			516,529
Other | Other
Debt
Current portion of long-term debt	$ 0			77
Total				$ 77